CONVERTIBLE DEBT IN DEFAULT (Details Narrative) - USD ($)								1 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 08, 2021	Jun. 03, 2020	Jan. 15, 2020	Jan. 06, 2020	Dec. 07, 2016	Feb. 12, 2016	Sep. 10, 2014	Jun. 30, 2021	Feb. 19, 2021	Dec. 16, 2020	Jun. 30, 2020	May 22, 2020	Mar. 31, 2020	Mar. 29, 2019	Sep. 19, 2018	Mar. 20, 2018	May 19, 2017	May 28, 2016	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 17, 2019	Dec. 31, 2018	Jul. 03, 2018
Common stock shares issued									2,236		500,000				556,136							7,957,013
Convertible promissory note																						$ 1,930,000
Outstanding debt balance																							$ 2,915,000
Debt issuance costs																					$ 86,000
Principal amount of promissory note																					$ 24,000	24,000
Exchangeable shares																					0
Accrued interest																					$ 211,000	1,517,000	1,603,000
Original issue discount															$ 52,500
Unamortized debt issuance costs																						33,854	64,000
Final payment				$ 300,000
Troubled Debt Restructuring [Member]
Prepayment penalty																					350,000				$ 350,000
Convertible debt restructured																					$ 1,709,000
Notes Two [Member]
Notes payable												$ 89,250															$ 89,250
Notes Three [Member]
Notes payable												65,000		$ 65,000
Total Notes [Member]
Principal amount of promissory note																						100,000
Outstanding balance of exchanged loans																						40,000
Notes payable			$ 328,422									328,422
Restricted common stock shares		500,000	500,000
Accrued interest and default penalty												160,000
Fair value of common shares												$ 196,818
Warrants issued												700,000
Notes One [Member]
Notes payable												$ 150,000
GPB
Common stock shares issued													2,236								2,236
Convertible promissory note																	$ 66,000
Outstanding debt balance																						$ 63,520	83,094
Exchangeable shares													7,185,000								7,185,000	7,185,000
Accrued interest																						$ 17,816	16,641
Default penalty																						$ 37,926
Proceeds from debt																	66,000
Original issue discount																	$ 6,000
Conversion price description																	the Company’s stock at a conversion price equal to 60% of the lowest trading price during the 25 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance
Issuance of debt					$ 312,500													$ 87,500
Cash placement fee description																						For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction,
Interest rate																	8.00%
Repayment of debt										$ 25,000
Debt instrument converted amount																							12,700
Exercise price																					$ 0.20	$ 0.20		$ 0.20
Executed tranche one and two paid amount																							550,000
Final payment	$ 750,000
GPB | Share-based Payment Arrangement, Tranche One [Member]
Repayment of debt													$ 450,000								$ 450,000	$ 450,000
GPB | Share-based Payment Arrangement, Tranche Two [Member]
Repayment of debt													100,000								100,000	100,000
GPB | Share-based Payment Arrangement, Tranche Three [Member]
Repayment of debt													950,000								950,000	950,000
Auctus Fund, LLC [Member]
Principal amount of promissory note																						$ 100,000
Accrued interest														142									45,629				16,436
Default penalty																					48,434
Beneficial conversion feature														$ 65,000												$ 97,685
Default interest rate														24.00%					24.00%			24.00%
Interest rate														12.00%					12.00%			12.00%
Variable conversion price																			55.00%			60.00%
Default penalty amount		$ 56,852												$ 41,210					$ 55,811			$ 70,931
Note outstanding														$ 106,210							168,561	192,267					90,641
Principal accrued interest																						14,236	14,236
Warrant exercisable																4,262
Outstanding balance of exchanged loans																						40,000
Issuance of promissory note											$ 250,000					$ 150,000
Exercise price											$ 0.16
Accrued expense																					16,656	10,260
Unamortized debt issuance costs																					0	5,100
Convertible promissory note principal amount																					$ 112,750
Net proceeds								$ 100,000											$ 100,000
Conversion rate																			4.99%
Exercise price																					$ 0.16
Senior Secured Promissory Note
Debt issuance costs						$ 121,000			$ 121,000
Principal amount of promissory note					1,837,500																	1,362,384	1,830,000
Accrued interest																						1,233,637	1,175,925
Proceeds from debt						1,029,000			1,029,000									1,525,000
Original issue discount						287,500			$ 287,500
Prepayment penalty																						347,030	347,030
Issuance of debt					312,500	$ 1,437,500												$ 87,500
Royalty payment, payable quarterly						3.85
Royaltiy																				$ 35,000		35,000	31,000
Convertible debt																						$ 1,709,414	$ 2,177,030
Cash placement fee description																						For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction
Warrants recieve						2,246
Purchase of common stock shares																							35,937,500
Purchase price																							$ 0.04
Accredited Investor | Senior Secured Promissory Note
Outstanding debt balance																							$ 148,223
Debt issuance costs							$ 145,000
Proceeds from debt							570,000
Original issue discount							$ 560,000
Accrued interest rate							18.00%
Debt restructuring amount					$ 306,863
Convertible principal and interest amount																						$ 50,454
Initial principal amount							$ 1,275,000
May 17, 2018 [Member] | GHS
Convertible promissory note																					$ 9,250	9,250
Outstanding debt balance																						14,187	14,187
Debt issuance costs																					1,000	1,000
Accrued interest																						5,006	3,972
Default penalty																						4,937	4,937
Proceeds from debt																				$ 7,500		7,500
Original issue discount																					750	750
Conversion price description																				The note accrued interest at a rate of 8% per year until its matured June 17, 2019. Beginning February 2018, the note is convertible, in whole or in part, at the holder’s option, into shares of the Company’s stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance
June 22, 2018 [Member] | GHS
Convertible promissory note																					68,000	68,000
Outstanding debt balance																						103,285	103,285
Debt issuance costs																					6,000	6,000
Accrued interest																					0	39,644	29,287
Default penalty																						35,285	$ 35,285
Proceeds from debt																				$ 68,000		60,000
Original issue discount																					2,000	2,000
Conversion price description																				The accrued interest at a rate of 10% per year until it matured on June 22, 2019. Beginning May 2019, the note is convertible, in whole or in part, at the holder’s option, into shares of the Company’s stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance
Beneficial conversion feature																					29,143	29,143					$ 59,000
September 2, 2020 [Member]
Repayment of debt													150,000								150,000	150,000
Forbearance amount													$ 50,000								$ 50,000	$ 50,000